Subsequent Events (Details Narrative)	0 Months Ended				0 Months Ended					0 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012	Apr. 25, 2012 February 2012 Warrants	Jun. 30, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants	Feb. 24, 2012 February 2012 Warrants	Apr. 30, 2012 The Advisory and Consulting Warrants	Jul. 03, 2012 Subsequent Event February 2012 Warrants	Aug. 02, 2012 Subsequent Event The Advisory and Consulting Warrants
Subsequent Event [Line Items]
Number of warrants purchased	2,750,000	3,000,000		1,000,000	3,500,000	11,500,000	3,000,000	8,500,000	200,000	8,500,000
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000		2,636,804					7,650,000	170,000